Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 66,176	$ 499,766	$ 52,974
Other current assets
Inventory	90,180	74,463	39,676
Prepaid expenses	0	101,189	13,500
Accounts receivable	3,913	2,741	0
Total current assets	160,269	678,159	106,150
OTHER ASSETS
Deposit - asset purchase	0	0	20,000
Fixtures and equipment	8,245	11,601	0
Intangible asset	0	84,444	0
Total other assets	8,245	96,045	20,000
TOTAL ASSETS	168,514	774,204	126,150
Other current liabilities
Accounts payable and accrued liabilities	63,677	35,973	46,253
Accrued interest payable	21,671	4,446	2,201
Due to related party	85,743	5,242	4,470
Third-party notes payable, net of loan fees of $0 and debt discount of $166,667 at December 31, 2021, and $26,556 and $7,556 at December 31, 2020	655,083	58,333	45,617
Total current liabilities	826,174	103,994	98,541
TOTAL LIABILITIES	826,174	103,994	98,541
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 325,000,000 shares authorized, 301,230,828 and 164,925,000 shares issued and outstanding at December 31, 2021, and December 31, 2020, respectively	250,904	301,230	164,925
Stockholder receivable	(1,000)	(1,000)	(1,000)
Additional paid-in capital	3,131,336	2,991,163	703,353
Retained earnings (accumulated deficit)	4,038,928	2,621,183	839,669
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 28,500 and -0- shares issued and outstanding at September 30, 2022, and December 31, 2021, respectively	28	0
Total stockholders' equity	(657,660)	670,210	27,609
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 168,514	$ 774,204	$ 126,150